Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($)		12 Months Ended
	Dec. 22, 2023	Mar. 31, 2025	Mar. 31, 2026	Sep. 08, 2025	Jun. 11, 2025	Jun. 11, 2024	Aug. 08, 2023
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Agreement dispose interest, percentage				0.26%	40.00%
Cash in return			$ 300,000
Impairment loss on unlisted equity securities		$ 671,403
Recoverable amount		$ 240,001
Cash consideration				$ 144,507	$ 40,000
Warrants [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Purchase of share warrant at fair	$ 411,403
Cash	$ 300,000
Gravity Markets Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Agreement dispose interest, percentage							0.26%
Cash in return							$ 100,001
NextGen Digital Venture Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Agreement dispose interest, percentage	40.00%
NextGen Digital Venture Limited [Member] | Warrants [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Combination shares (in Shares)	300,000
UXUY Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Agreement dispose interest, percentage						0.20%
Cash in return						$ 100,000
HBLKF Venture Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Financial assets at fair value through profit or loss			$ 1,715,967